SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 8-K

CURRENT REPORT

Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

Date of Report (Date of earliest event reported):
November 19, 2013

INTERMOUNTAIN COMMUNITY BANCORP
(Exact name of registrant as specified in its charter)

Idaho
(State or other jurisdiction of incorporation)

000-50667	82-0499463
(Commission File Number)	IRS Employer Identification No.
414 Church Street
Sandpoint, Idaho 83864
(Address of principal executive offices) (zip code)
Registrant's telephone number, including area code: (208) 263-0505

Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligations of the registrant under any of the following provisions (see General Instruction A.2 below):

[ ] Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)
[ ] Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)
[ ] Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act of (17 CFR 240.14d-2(b))
[ ] Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act of (17 CFR 240.13e-4(c))

Item 1.01 –Entry into a Material Definitive Agreement

In connection with the redemption by Intermountain Community Bancorp (the “Company”) of all the preferred shares issued to the U.S. Department of Treasury (“Treasury”) under the Capital Purchase Plan (“CPP”), which occurred on November 20, 2013, the Company entered into a Loan Agreement with NexBank SSB (“Lender”) dated November 19, 2013, providing for a term loan in the amount of $7,000,000 (the “Loan Agreement”). The loan accrues interest at three-month LIBOR plus 4% per annum and has a maturity date of November 19, 2018. The Company used the net proceeds of the loan as part of its full repayment to Treasury to redeem the preferred shares issued to Treasury under the CPP, as discussed below. Commencing December 1, 2013, monthly installments of principal in the amount of $58,333.33, plus accrued interest will be due and payable. The Company may prepay the loan (and all accrued interest) without fee or penalty. In connection with entering into the Loan Agreement, the Company issued to Lender a Promissory Note dated as of November 19, 2013 (“Note”).

The obligations of the Company under the Loan Agreement and the Note are secured by a pledge of all of the common stock of the Company’s subsidiary, Panhandle State Bank (the “Bank”), pursuant to a Pledge and Security Agreement dated as of November 19, 2013 (the “Pledge Agreement”). In the event of a default by the Company under the Loan Agreement, the Lender may declare the Note to be immediately due and payable and exercise or pursue any other remedy permitted under or conferred on Lender by operation of law.

The Loan Agreement and the related Note include various covenants and agreements that are customary for loan agreements and promissory notes of this type, including certain financial and capital ratios. Under the Loan Agreement, the Company among other things must limit any indebtedness that it incurs during the life of the loan and is restricted from merging or being acquired without Lender approval.

The foregoing description of the Loan Agreement, Note and Pledge Agreement does not purport to summarize all of the provisions of the documents and is qualified in its entirety by reference to the respective documents which will be filed as Exhibits to the 2013 Annual Report on Form 10-K.

Item 2.03 – Creation of a Direct Financial Obligation or an Obligation under an Off-Balance Sheet Arrangement of a Registrant

The information provided in Item 1.01 of this Current Report on Form 8-K is hereby incorporated by reference.

Item 8.01. Other Events

On November 20, 2013, the Company entered into and consummated the transactions contemplated by a letter agreement (the “Repurchase Agreement”) with the Treasury in connection with the redemption of the preferred stock issued under the CPP. Under the Repurchase Agreement, the Company redeemed from the Treasury all of its 27,000 outstanding shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A, originally issued to Treasury for a total redemption price of $27 million, plus all accrued and unpaid dividends. As noted above, the redemption was partially funded from proceeds received from the loan discussed above in Item 1.01. The Bank up-streamed a dividend of $20 million with appropriate regulatory approvals to fund the balance of the redemption price.

The foregoing description of the Repurchase Agreement does not purport to summarize all of the provisions of the document and is qualified in its entirety by reference to the Repurchase Agreement which will be filed as an Exhibit to the 2013 Annual Report on Form 10-K.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 20, 2013

INTERMOUNTAIN COMMUNITY BANCORP

By:     /s/ Douglas Wright
Douglas Wright
Executive Vice President and Chief Financial Officer